Managed Portfolio Series
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 4, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Re:    Managed Portfolio Series (the “Trust”)
    File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Ecofin Global Water ESG Fund, Tortoise North American Pipeline Fund, and Ecofin Digital Payments Infrastructure Fund (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Funds dated March 31, 2022, and filed electronically as Post-Effective Amendment No. 534 under the 1933 Act, and Amendment No. 535 under the 1940 Act, to the Trust’s Registration Statement on Form N-1A on March 30, 2022.

If you have any questions or require further information, do not hesitate to contact Adam W. Smith at (414) 765-6115.

Sincerely,

/s/ Adam W. Smith

Adam W. Smith
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.